Income Taxes - Schedule of Tax Jurisdictions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Schedule of Tax Jurisdictions [Abstract]
Income before income tax expenses	$ 2,640,313	$ 545,661	$ 5,909,713	$ 1,873,581
US federal statutory income tax rate			21.00%	21.00%
Income tax calculated at statutory rate			$ 1,241,040	$ 393,452
Rate differences in various jurisdictions			22,003	(14,208)
Non-deductible expenses			8,882	7,481
Loss carried forward			(164,396)	(50,107)
Additional tax reduction related to HK two-tiered profits tax regime			(21,154)	(27,575)
Income tax expense	$ 444,008	$ 86,281	$ 1,086,375	$ 309,043